Description of Plan	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following description of the Viasat, Inc. 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the Plan document or the summary plan description for a more complete description of the Plan’s provisions.

General

The Plan is a defined-contribution savings and profit-sharing plan sponsored by Viasat, Inc. (“Viasat,” the “Company” or the “Employer”) to encourage and assist eligible employees of the Company and its designated subsidiaries to adopt a regular program of savings to provide additional financial security for retirement. The Plan was effective on January 1, 1990. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Empower Trust Company, LLC (“Empower”), serves as the non-discretionary trustee of the trust established as part of the Plan pursuant to a trust agreement (the “Trust Agreement”) and is authorized to hold the assets of the trust under the terms of the Trust Agreement.

Administration

The Plan is administered by the Company. The Company has the full power to administer the Plan.

Eligibility

To be eligible to participate in the Plan, an employee must be age 18 or older. Employees represented by a collective bargaining agreement or who are nonresident aliens are ineligible.

Contributions

Participants may contribute to the Plan on a pre-tax basis and/or on an after-tax Roth basis subject to the provisions of the Internal Revenue Code (the “Code”). New employees will be automatically enrolled in the Plan at a pre-tax deferral rate of 5% unless an employee opts out. Employees automatically enrolled in the Plan will receive an automatic 1% increase in their deferral rate on each anniversary of their automatic enrollment date up to a maximum of 10% unless they opt out. In addition, participants who will be at least age 50 by the end of the tax year may make an additional “catch-up” contribution as prescribed by the Code. Participants can change their elective deferral percentage or opt out at any time.

The Company may, at its discretion, make matching contributions to the Plan in the form of cash or the Company’s common stock. During the fiscal year ended March 31, 2025, the Company elected to make matching contributions of 50% of each employee’s pre-tax and after-tax Roth contributions, with a matching limit not to exceed 5% of the employee’s eligible compensation. Matching contributions are accrued in the period in which the Plan administrator is reasonably certain of their occurrence.

Matching contributions made by the Company in cash are invested in the participants’ accounts according to their specified allocation of investment fund options as of the date of the contribution. However, if the match is made with the Company’s common stock, participants have the option to transfer all or part of those amounts into any other investments available under the Plan. The employer matching contributions receivable of $27,806,355 as of March 31, 2025 was paid in June of 2025 with the Company’s common stock. The employer matching contributions receivable of $28,056,876 as of March 31, 2024 was paid in June of 2024 with the Company’s common stock.

Additionally, the Plan allows for discretionary profit-sharing contributions and qualified non-elective contributions (“QNEC”) by the Company. For the fiscal year ended March 31, 2025, there were no discretionary profit-sharing contributions or QNEC contributions made.

Rollover contributions meeting certain guidelines detailed in the Plan document may be made to the Plan.

Participant Accounts

Separate accounts are maintained for each participant. Participants direct the investment of their Plan accounts among a variety of investment options. Participants may change their elections, including investments in the Company's common stock, on a daily basis. Plan earnings (losses) from investments are allocated to the participant account balances on a daily basis using a weighted average of participant account balances.

Vesting

Participants are immediately vested in their voluntary contributions, plus actual earnings thereon. Participants are vested in Company matching and profit-sharing contributions as follows:

Years of Vesting Service	Vested Percentage
Less than 1 year	0%
1 but less than 2 years	34%
2 but less than 3 years	67%
3 or more years	100%

Additionally, participants become 100% vested in Company contributions upon death, disability, or upon reaching the early or normal retirement ages as defined in the Plan document.

Forfeitures

Amounts forfeited by terminated employees are used to pay expenses of the Plan and/or reduce Company matching contributions. As of March 31, 2025 and 2024, forfeitures of $521,844 and $638,755 were available to reduce future employer contributions, respectively. During each of the fiscal years 2025 and 2024, forfeitures of $250,000 were utilized to reduce the employer contributions receivable.

Payment of Benefits

Prior to termination of employment, a participant may make the following in-service withdrawals: (a) all or any portion of their rollover balance at any time, (b) all or a portion of their vested Plan accounts upon attaining age 59 1/2, (c) qualified reservist withdrawals from deferrals, (d) deemed severance of employment withdrawals if on active military duty and (e) hardship withdrawals. Upon retirement or other termination of employment, participants or their beneficiaries are entitled to receive their vested balances in a lump sum distribution or installment payments. Involuntary cash-out distributions of amounts greater than $1,000 but not more than $7,000 are distributed in the form of a direct rollover to an individual retirement account designated by the Plan administrator. If the distribution is less than $1,000, a check for the vested balance is sent to the employee, less applicable tax withholding. Furthermore, post severance partial payments are allowed under the Plan effective June 15, 2022.

Hardship Withdrawals

Upon certain conditions, participants, while still employed by the Company, are permitted to withdraw, in a single sum, a portion of their vested account as a result of an immediate and heavy financial need. These conditions include unreimbursed medical expenses, the purchase of the participant’s principal residence, the payment of post-secondary education tuition, the payment of burial or funeral costs of immediate family members, the payment of natural disaster clean-up on the participant’s principal residence or to prevent eviction or foreclosure from the participant’s principal residence.

Notes Receivable from Participants

Participants are eligible to borrow the lesser of $50,000 or 50% of their vested account balance subject to certain limitations outlined in the Plan. The notes are secured by the vested balance in the participant’s account and bear interest at the prime rate at inception of the note plus 1% per annum. Principal and interest is paid ratably through payroll deductions. At March 31, 2025, notes receivable from participants mature through fiscal year 2055 and bear interest at rates between 4.25% and 9.50% per annum.

If an active participant discontinues making note payments and fails to make payments when they are due under the terms of the note, the note will be considered in default. Under certain circumstances, as indicated in the Plan document, a note that is in default may be deemed a distribution from the Plan and will be included in the statement of changes in net assets available for benefits.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of a Plan termination, participants become 100% vested in their accounts.

Investment Options

Participants may direct employer and participant contributions and existing account balances into any of several investment options, including mutual funds, common/collective trusts, a pooled separate account, the Viasat, Inc. Common Stock Fund, self-directed brokerage accounts and a fully benefit-responsive investment contract. Additionally, a participant may transfer amounts from other investment options into the Viasat, Inc. Common Stock Fund, provided that no transfer will cause more than 20% of a participant’s account to be invested in the Viasat, Inc. Common Stock Fund.